ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Mar. 31, 2026
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consists of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Accounts receivable	$535,562	$213,772
Less: allowance for expected credit loss	(43,839)	-
Total Accounts receivable	$491,723	$213,772

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS

The movement of allowance for expected credit loss is as follows:

	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
	(Unaudited)
Beginning of the period/year	$-	$-
Provision	43,163	-
Foreign exchange differences	676	-
Allowance for expected credit loss, end of the period	$43,839	$-